Long-term investments	12 Months Ended
May 31, 2019
Long-term investments
Long-term investments

14.    Long-term investments

	Cost	Fair value			Subtotal		Fair value
	May 31,	May 31,		Divesture/	May 31,	Change in	May 31,
	2018	2018	Investment	Transfer	2019	fair value	2019
Level 1 on fair value hierarchy
CannaRoyalty Corp.	$1,500	$3,765	$—	$(3,765)	$—	$—	$—
MassRoots, Inc.	304	164	—	(164)	—	—	—
Tetra Bio-Pharma Inc.	2,300	6,800	16,757	—	23,557	(6,341)	17,216
Hiku Brands Company Ltd.	9,775	13,558	—	(13,558)	—	—	—
Scythian Biosciences Corp.	9,349	8,603	298	(8,901)	—	—	—
National Access Cannabis Corp.	1,093	710	10,481	—	11,191	(4,044)	7,147
Aleafia Health Inc.	—	—	10,000	—	10,000	(1,555)	8,445
Rapid Dose Therapeutics Inc.	—	—	5,400	—	5,400	432	5,832
Fire & Flower Inc.	—	—	3,416	—	3,416	(593)	2,823
High Tide Inc.	—	—	450	—	450	(110)	340
	24,321	33,600	46,802	(26,388)	54,014	(12,211)	41,803
Level 2 on fair value hierarchy
Hiku Brands Company Ltd.	2,336	1,906	16,787	(18,693)	—	—	—
Scythian Biosciences Corp.	3,153	661	—	(661)	—	—	—
	5,489	2,567	16,787	(19,354)	—	—	—
Level 3 on fair value hierarchy
Copperstate Farms, LLC	1,755	5,300	—	(5,300)	—	—	—
Copperstate Farms Investors, LLC	9,407	14,700	—	(14,700)	—	—	—
Resolve Digital Health Inc.	718	3,300	—	—	3,300	(2,200)	1,100
Resolve Digital Health Inc.	282	1,916	—	—	1,916	(1,634)	282
Green Acre Capital Fund I	1,600	2,042	400	—	2,442	1,848	4,290
Green Acre Capital Fund II	—	—	3,000	(3,000)	—	—	—
Green Tank Holdings Corp.	650	647	1,240	—	1,887	3,447	5,334
IBBZ Krankenhaus GmbH	1,956	1,956	—	—	1,956	9	1,965
Greenwell Brands GmbH	—	—	152	—	152	1	153
HighArchy Ventures Ltd.	—	—	9,995	—	9,995	—	9,995
US legalization options	—	—	54,762	(54,762)	—	—	—
	16,368	29,861	69,549	(77,762)	21,648	1,471	23,119
Deduct - assets held for sale	(11,162)	(20,000)	—	20,000	—	—	—
	$35,016	$46,028	$133,138	$(103,504)	$75,662	$(10,740)	$64,922

The fair value attached to warrants in both Level 2 and Level 3 were determined using the Black-Scholes option pricing model using the following assumptions: risk-free rate of 0.75‑1.70% on the date of grant; expected life of 1 and 2 years; volatility of 70% based on comparable companies; forfeiture rate of 0%; dividend yield of nil ; and, the exercise price of the respective warrant.

CannaRoyalty Corp. (“CR”)

During the year ended May 31, 2019, the Company sold its remaining 750,000 shares of CR for proceeds of $4,111, resulting in an accounting gain of $346 (Note 28).

MassRoots, Inc.

During the year ended May 31, 2019, the Company sold its remaining 500,000 common shares in MassRoots, Inc. for proceeds of $1, resulting in a loss of $163 (Note 28).

Tetra Bio-Pharma Inc.

During the year ended May 31, 2019, the Company purchased an additional 6,900,000 units of Tetra Bio-Pharma Inc. at a total cost of $7,107. Each unit is comprised of one Class A common share and one common share purchase warrant with an exercise price of $1.29 expiring November 2021.

During the year, the Company purchased 10,000,000 common shares of Tetra Bio-Pharma Inc. at a total cost of $9,650.

The Company owns 26,900,000 common shares and 6,900,000 warrants at a cost of $19,057, with a fair value of $17,216 as at May 31, 2019.

Hiku Brands Company Ltd (formerly TS BrandCo Holdings Inc.)

During the year ended May 31, 2019, the Company exercised its 7,993,605 warrants at $2.10 per warrant. Subsequent to exercising its warrants the Company sold all of its shares of Hiku in exchange for $48,153, resulting in a gain on disposal of $15,902 (Note 28).

As part of the purchase of Hiku by a third party, the third party terminated the Hiku supply agreement with the Company. The third party purported to terminate the Tokyo Smoke supply agreement with the Company at approximately the same time.

Scythian Biosciences Inc.

During the year ended May 31, 2019, the Company purchased 123,800 common shares of Scythian at a total cost of $298. During the year, the Company sold its 2,812,300 common shares and 672,125 common share purchase warrants in Scythian in exchange for $6,609, resulting in a loss on disposal of $2,953 (Note 28).

National Access Cannabis

During the year ended May 31, 2019, the Company purchased 10,344,505 common shares of National Access Cannabis Corp. at a total cost of $10,481. The Company owns 11,344,505 common shares in NAC at a cost of $11,574, with a fair value of $7,941 as at May 31, 2019.

Aleafia Health Inc. (formerly Emblem Corp.) (“Aleafia”)

During the year end May 31, 2019, the Company entered into a 5‑year supply agreement with Emblem Corp. As part of the supply agreement the Company received 6,952,169 common shares to satisfy a deposit valued at $10,000. During the year, Emblem Corp. was purchased by a third party, Aleafia Health Inc. (“Aleafia”). The Company’s shares in Emblem Corp. translated into 5,823,831 shares of Aleafia. The Company owns 5,823,831 common shares in Aleafia at a cost of $10,000, with a fair value of $8,445 as at May 31, 2019. The shares are subject to various hold restrictions tied to terms within the supply agreement.

Rapid Dose Therapeutics Inc. (“RDT”)

In August 2018, the Company entered into a subscription agreement with RDT for the purchase of 7,200,000 common shares, for a total cost of $5,400, with a fair value of $5,832 as at May 31, 2019. During the year, RDT’s common shares began trading on the Canadian Stock Exchange. The Company reclassified this investment from level 3 on fair value hierarchy to level 1 during the year.

Fire & Flower Inc.

In October 2018, the Company entered into a subscription agreement with Fire & Flower Inc. for the purchase of 2,277,000 common shares, for a total cost of $3,416 with a fair value of $2,823 as at May 31, 2019. During the year, Fire & Flower Inc.’s common shares began trading on the Toronto Stock Exchange Venture.

High Tide Inc.

During the year ended May 31, 2019, the Company received 6,000,000 warrants in High Tide as part of the purchase of convertible debentures (Note 12), and 943,396 common shares of High Tide Inc. as a payment for interest on the convertible notes receivable (Note 12). The Company owns 943,396 common shares and 6,000,000 warrants in High Tide Inc. at a cost of  $450, with a fair value of $340 as at May 31, 2019. Each warrant is exercisable at $0.85 per warrant expiring April 18, 2021.

US legalization options

During the year ended May 31, 2019, the Company purchased an option to acquire 16,029,615 Liberty shares at $1.00 a share, expiring January 23, 2020. This option includes specific downside risk protection in which the purchaser will share a portion of the difference between the share price on the day the option is exercised and the exercise price, provided the share price exceeds $1.25. The cost of the option was $480. The option to repurchase the shares was subject to the Conditions described in note 13.

During the year, the Company entered into an option agreement to repurchase 64,118,462 Liberty shares in exchange for settlement of a promissory note receivable, expiring September 6, 2023 (Note 13). The cost of this option was a gross annual fee of $7,668, however the Company also received $7,092 of interest income associated with the promissory note receivable, resulting in a net annual cost to the Company of $576. The option to repurchase the shares was subject to the Conditions described in note 13.

During the year, the Company liquidated the option and promissory note for cash proceeds of $47,448, with a contingent fee owing of up to $10,000 upon satisfaction of certain conditions. As the satisfaction of these conditions require actions outside of the Company’s control, the Company has not allocated any value to the contingent consideration.

During the year, the Company contributed assets with a fair value of $55,000 to GA Opportunities Corp. Simultaneously, the Company entered into an option agreement to purchase all of the assets owned by GA Opportunities Corp. at a cost of $55,000, expiring September 24, 2023. The cost of this option is a gross fee of $6,765, however the Company also receives $6,600 of interest income associated with the promissory note receivable, resulting in a net annual cost to the Company of $165. In the event the securities in the fund represent direct or indirect ownership of, or investment in, entities engaging in activities related to the cultivation, distribution or possession of cannabis in the United States, the option to purchase the securities was subject to the Conditions described in note 13.

During the year, the Company liquidated the option and promissory note for cash proceeds of $89,000, with $39,000 of the proceeds due within six months (Note 28 and Note 15).

Copperstate Farms, LLC (“Copperstate”) and Copperstate Farms Investors, LLC (“CSF”)

During the year, the Company received $20,000 from the sale of the shares of Copperstate and CSF, which were previously held as available for sale.

Resolve Digital Health Inc. (“Resolve”)

The Company owns 2,200,026 common shares and 2,200,026 warrants in Resolve at a total cost of $1,000, with a fair value of $1,382 as at May 31, 2019. The Company determined the fair value of its investment based on its net realizable value. Each warrant is exercisable at $0.65 per warrant expiring December 1, 2021.

Green Acre Capital Fund I

The Company committed and invested $2,000 to Green Acre Capital Fund I. The Company determined the fair value of its investment, based on its proportionate share of net assets, to be $4,290 as at May 31, 2019. During the year, the Company received a return of capital of $700 from this investment.

Green Acre Capital Fund II

During the year, the Company committed to a $15,000 investment in Green Acre Capital Fund II, and as of the balance sheet date, has funded $3,000. During the current quarter, the Company and Green Acre Capital Fund II agreed to end the Company’s involvement with the fund. The Company and Green Acre Capital Fund II agreed that the Company would no longer be committed to fund the remaining amount of its investment and in exchange, the Company agreed to sell its interest in the fund to the limited partners for $500, resulting in a loss of 2,500 (Note 28).

Green Tank Holdings Corp. (“Green Tank”)

During the year Green Tank completed a 12:1 share split, which resulted in the Company obtaining an additional 1,082,675 shares at no additional cost. The Company purchased an additional 359,208 shares of Green Tank for a cost of $920 USD ($1,240 CAD). The Company owns 1,540,308 preferred shares in Green Tank for a total cost of $1,420 USD ($1,890 CAD), with a fair value of $3,943 USD ($5,334 CAD). The Company determined the fair value of its investment, based on Green Tank’s most recent financing.

IBBZ Krankenhaus GmbH Klinik Hygiea (“Krankenhaus”)

The Company owns 25.1% of Krankenhaus, which is the owner and operator of Berlin-based Schöneberg Hospital, for €1,294  ($1,956 CAD). Through this investment, the Company is entitled to 5% of the net income (loss) for the years 2018 to 2021, and 10% of the net income (loss) for the period thereafter. The Company determined that the fair value of its investment, based on Krankenhaus’ most recent financing at the same price, is equal to its carrying value. The Company recognized a loss from the change in fair value of $(5) due to changes in the foreign exchange rate.

Greenwell Brands GmbH (“Greenwell”)

In September 2018, the Company entered into an investment and shareholder agreement with Greenwell for the purchase of 1,250 common shares, for a total cost of €100  ($152 CAD). The Company determined that the fair value of its investment, based on the most recent financing at the same price, is equal to its carrying value.

HighArchy Ventures Ltd.

In October 2018, the Company entered into a subscription agreement with HighArchy Ventures Ltd. for the purchase of 1,999 Class A shares and 1,999 Class B shares, for a total cost of $9,995. During the year HighArchy Ventures Ltd. completed a share split of 10,000 to 1.The Company determined that the fair value of its investment, based on the most recent financing at the same price, is equal to its carrying value.